REVENUE (Schedule of Impact of Adoption of ASC 606 on Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Trade receivables, net	$ 19,742
Deferred commission cost	8,334
Liabilities:
Deferred revenue	17,188
Deferred taxes, net	350
Shareholders' Equity
Accumulated deficit	(112,045)	$ (124,629)
Under Previous Standard [Member]
Assets:
Trade receivables, net	13,622
Deferred commission cost
Liabilities:
Deferred revenue	32,685
Deferred taxes, net	(1,002)
Shareholders' Equity
Accumulated deficit	140,644
Effect of change higher/(lower) [Member]
Assets:
Trade receivables, net	6,120
Deferred commission cost	8,334
Liabilities:
Deferred revenue	(15,497)
Deferred taxes, net	1,352
Shareholders' Equity
Accumulated deficit	$ (28,599)